Basis of Presentation and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Standards Update
Cumulative effect of adoption of ASC 606	¥ (59,378)	¥ (208,343)	¥ 491,257	¥ 600,058
Accumulated deficit
Accounting Standards Update
Cumulative effect of adoption of ASC 606	¥ (2,545,068)	¥ (2,694,033)	(1,703,302)	(705,309)
Cumulative adjustment
Accounting Standards Update
Cumulative effect of adoption of ASC 606			(458,823)
Cumulative adjustment | Accumulated deficit
Accounting Standards Update
Cumulative effect of adoption of ASC 606			¥ (458,823)	¥ (458,823)